Contingent liabilities and legal proceedings - Disclosure of legal proceedings (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) case participant	Jul. 11, 2016 USD ($)
Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	27,603
Medical Benefits Class Action Settlement | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Losses on litigation settlements | $	$ 67,000,000
Number of litigation claims denied	9,624
SPC claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	22,833
PMCP claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	4,770
LMPC claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Period within which notice must be filed	4 years
Number of litigation cases pending	199
Other civil complaints - economic loss | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	1
Other civil complaints - personal injury | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	9
Other civil complaints - personal injury | Gulf of Mexico Oil Spill | Gulf coast [Member]
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	19
Other civil complaints - personal injury | Gulf of Mexico Oil Spill | Eastern district Louisiana [Member]
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	777
FERC and CFTC matters
Disclosure of detailed information about legal proceedings [Line Items]
Civil penalty | $		$ 20,160,000
Amount of unjust profits directed to disgorge | $		$ 207,169
Louisiana Coastal Restoration
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending | participant	17
Number of coastal parishes | participant	6
Lawsuits filed against oil and gas companies | participant	40
Louisiana Coastal Restoration - private landowners
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	2
Number of plaintiffs | participant	4